Share Capital (Details) - USD ($)											12 Months Ended
	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 17, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	May 27, 2025	May 16, 2025	Jul. 01, 2024	Jun. 18, 2024	Jun. 07, 2024
Share Capital [Line Items]
Loss in the extinguishment of liabilities (in Dollars)												$ 6,334,883
Before expenses amount (in Dollars)											$ 169,841	50,528	$ 7,095
Fair value of shares issue (in Dollars per share)											$ 1.61
Repayment of loans (in Dollars)											$ 9,650
Exercise of warrants (in Dollars)												$ 709,251
Tanbreez [Member]
Share Capital [Line Items]
Number of shares issued											8,395,523
Suppliers [Member]
Share Capital [Line Items]
Number of shares issued											950,365
Bellatrix Corporate Pty Ltd [Member]
Share Capital [Line Items]
Number of shares issued											100,000
Alberta Inc [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share)											$ 1.42
Number of shares issued											500,000
Loss in the extinguishment of liabilities (in Dollars)											$ 245,000
Skylong Asset Limited [Member]
Share Capital [Line Items]
Number of shares issued											350,365
PIPE raising funds [Member]
Share Capital [Line Items]
Number of shares issued											4,910,000
Before expenses amount (in Dollars)											$ 24,550,000
Directors [Member]
Share Capital [Line Items]
Number of shares issued											560,310
Tony Sage [Member]
Share Capital [Line Items]
Number of shares issued											500,000
Carolyn Trabuco [Member]
Share Capital [Line Items]
Number of shares issued											60,310
Acquisition of Tanbreez [Member]
Share Capital [Line Items]
Number of shares issued											5,000,000
Sizzle Public Stockholders [Member]
Share Capital [Line Items]
Number of shares issued											91,999
Sizzle Initial Stockholders [Member]
Share Capital [Line Items]
Number of shares issued											3,368,750
Cantor [Member]
Share Capital [Line Items]
Number of shares issued											1,322,850
Number of shares issued for deferred underwriting fee											1,200,000
Shares issued for purchase in private placement											47,250
PIPE Investors [Member]
Share Capital [Line Items]
Number of shares issued											4,149,000			400,000
Vendors [Member]
Share Capital [Line Items]
Number of shares issued											1,796,600
Shares issued for services											775,000
Fair value of shares issue											1,021,600
European Lithium Ltd [Member]
Share Capital [Line Items]
Number of shares issued											67,788,383
RSU’s [Member]
Share Capital [Line Items]
Number of shares issued											2,380,008				1,810,000	1,285,000		955,000
Warrants [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 10	$ 11.5	$ 11.5	$ 11.5	$ 11.5				$ 5
Number of shares issued	29,674	25,000	5,000	1	2,000		1	3,015	6,465	5,360				1,600,000			600,000
Warrant expiration term	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	May 27, 2025	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029
Exercise of warrants (in Dollars)	$ 709,251	$ 709,251	$ 709,251		$ 709,251
IPO [Member] | Cantor [Member]
Share Capital [Line Items]
Number of shares issued											1,247,250
EBC Shares [Member] | Cantor [Member]
Share Capital [Line Items]
Number of shares issued											75,600
Share Capital [Member]
Share Capital [Line Items]
Authorised share capital											500,000,000
Par value per share (in Dollars per share)											$ 0.001
Share Capital [Member] | Warrants [Member]
Share Capital [Line Items]
Number of shares issued						600